SHAREHOLDERS EQUITY - Summary of Share Capital (Detail) - Common shares [member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	99.80%
Percentage of treasury shares	0.20%
Percentage of shares issued	100.00%
Total of shares	1,862,822,967
Treasury shares	3,747,965	6,514,511
Total	1,866,570,932
Free float [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	62.38%
Total of shares	1,164,305,209
Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	36.02%
Total of shares	672,312,930
Board of directors and executive officers
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	1.40%
Total of shares	26,204,828